Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,927,536)	$ (6,810,454)	$ (13,049,031)
Depreciation and amortization	5,120,727	3,316,181	3,245,161
Bad debts written off	944,480
Exchange difference	1,338,857	(906,241)	817,633
Loss on disposal of property and equipment		115,193	73,022
Increase in allowance for doubtful accounts	1,845,370	445,395	62,591
Impairment of intangible assets	724,437
Impairment of PPE	1,228,362
Changes in assets and liabilities
Accounts receivable	(16,319,139)	(7,933,730)	(1,507,296)
Other receivables and prepayment	2,433,455	(2,202,960)	2,873,984
Tax payable	74,009	1,945,057	312,730
Deferred revenue	(962,730)
Accounts payable	(2,108,736)	(1,674,058)	2,979,330
Accrued liabilities and other payables	10,683,568	4,731,922	8,131,205
Net cash (used in) provided by operating activities	(6,924,876)	(8,973,695)	3,939,329
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(32,691)	(12,689)	(3,554,258)
Proceeds from disposal of deposits	604,467
Cash received from acquisition subsidiaries	612,692
Proceeds from disposal of property and equipment		29,942
Net cash provided by (used in) investing activities	1,184,468	17,253	(3,554,258)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from (repayment to) related parties	6,874,994	8,938,290	(1,197,870)
Net cash provided by (used in) financing activities	6,874,994	8,938,290	(1,197,870)
Effect of foreign exchange rate changes	(14,747)	6,688	(32,746)
Net increase (decrease) in cash	1,119,839	(11,464)	(845,545)
Cash at beginning of year	72,379	83,843	929,388
Cash at end of year	1,192,218	72,379	83,843
Supplemental cash flow disclosures:
Interest paid	80,184	26,611	4,412
Income taxes paid